GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 7,994,000	$ 6,980,000
Description of project completion period	January 1, 2022 to December 31, 2024
Additional project cost	$ 5,857,000
Long term growth rate on fifth year	2.00%	2.00%
Variation in discount rate	10.00%
Impairment loss	$ 3,853,000	$ 15,422,000	$ 16,570,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 6,944,000	$ 17,779,000
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	0.00%
Pre tax discount rates	25.00%	44.00%
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	5.00%
Pre tax discount rates	16.00%	16.00%
Primus trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 135,000
Immco Diagnostics Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 869,000
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	4,979,000	0
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill	$ 856,000	$ 0